Income Taxes - Summary of Current and Deferred Portions of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expense	$ 56,898	$ 1,503,504	$ 224,668
Deferred tax expense/(benefit)	192,741	(1,086,380)	(144,092)
Income tax expense, net	$ 249,639	$ 417,124	$ 80,576